10. Shares Issued for Compensation (Details Narrative) - Consultants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Various Agreements [Member]
Stock issued for services, shares	13,445
Stock issued for services, value	$ 96,509
Consulting Services [Member]
Stock issued for services, shares		262,691
Stock issued for services, value		$ 497,377
Stock to be issued for services, value	$ 48,000
Services fee		$ 72,000